SCHEDULE OF KEY METRICS TO EVALUATE PERFORMANCE REGARDING ALLOCATION THE CODM (Details) - Distoken Acquisition Corporation [Member]	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)
Restructuring Cost and Reserve [Line Items]
Operating and formation costs	$ 1,775,606	¥ 1,775,606	$ 973,470	¥ 973,470
Interest earned on investments held in Trust Account	$ 1,956,597	¥ 1,956,597	$ 2,908,568	¥ 2,908,568